CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
OPERATING ACTIVITIES:
Comprehensive income (loss)	$ (3,088)	$ 51,002
Adjustments in respect of income and expenses not involving cash flow:
Share-based compensation to employees and service providers	229	849
Depreciation	402	1,055
Amortization of intangible assets	16	530
Gains from the transfer of rights in Movantik and extinguishment of debt obligations, (see below)		(56,082)
Gains from early termination of leases, net	(23)	(694)
Fair value gains on derivative financial instruments	(7,108)	(8,071)
Loss from modification of warrants terms as part of a new issuance, see note 3b		1,084
Issuance costs in respect of warrants	1,497	922
Exchange differences and revaluation of bank deposits	(4)	(13)
Total adjustments in respect of income and expenses not involving cash flow	(4,991)	(60,420)
Changes in assets and liability items:
Decrease in trade receivables	1,617	31,618
Decrease (increase) in prepaid expenses and other receivables	(108)	1,337
Decrease in inventories	585	1,837
Decrease in accounts payable	(1,366)	(1,118)
Decrease in accrued expenses and other liabilities	(631)	(10,545)
Increase (decrease) in allowance for deductions from revenue	1,797	(31,486)
Total changes in assets and liability items	1,894	(8,357)
Net cash used in operating activities	(6,185)	(17,775)
INVESTING ACTIVITIES:
Purchase of fixed assets	(1)	(7)
Net cash used in investing activities	(1)	(7)
FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares and warrants, net of issuance costs	8,263	5,097
Repayment of payable in respect of intangible asset purchase		(6,555)
Decrease in restricted cash	51	6,860
Payment of principal with respect to lease liabilities	(414)	(589)
Net cash provided by financing activities	7,900	4,813
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,714	(12,969)
EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	(6)	(3)
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	5,569	19,968
BALANCE OF CASH AND CASH EQUIVALENTS AT THE END OF PERIOD	7,277	6,996
SUPPLEMENTARY INFORMATION ON INTEREST RECEIVED IN CASH	38	123
SUPPLEMENTARY INFORMATION ON INTEREST PAID IN CASH	28	315
Acquisition of right-of-use assets by means of lease liabilities	5	224
Decrease in lease liability (with corresponding decrease in right of use asset in amount of $170 in the six months ended June 30, 2024, and $4,117 in the six months ended June 30,2023) resulting from early termination of lease	$ 193	4,811
Decrease in Intangible asset		(59,503)
Decrease in Inventories		(4,233)
Decrease in Payable in respect of Intangible asset		4,602
Decrease in Borrowing		115,216
Gains from the transfer of the rights in Movantik and extinguishment of debt obligations		$ 56,082